Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7. PROPERTY AND EQUIPMENT, Net
Property and Equipment, net consisted of the following:

	As of December 31,
	2021	2020
Computers and equipment	$798	$659
Less: accumulated depreciation	(389)	(333)

Total	$409	$326

Depreciation expense on Property and Equipment was $148 and $146 for the years ended December 31, 2021 and 2020, respectively.